FAIR VALUE DISCLOSURES (Assets Measured At Fair Value On Non-Recurring Basis) (Details) $ in Thousands	3 Months Ended					12 Months Ended
	Jun. 27, 2018 USD ($)	Dec. 27, 2017 USD ($)	Sep. 27, 2017 USD ($) restaurant	Jun. 28, 2017 USD ($)	Dec. 28, 2016 USD ($)	Jun. 27, 2018 USD ($) restaurant	Jun. 28, 2017 USD ($) restaurant Asset	Jun. 29, 2016 USD ($)
Fair Value Disclosures [Line Items]
Carrying value of impaired long lived assets			$ 6,000			$ 3,800	$ 4,500
Carrying value of reacquired franchise rights			1,200			$ 300	$ 800
Number of underperforming restaurants | restaurant						5	10
Fair value of impaired long-lived asset	$ 300		0	$ 200		$ 300	$ 200
Impairment of Long-Lived Assets Held-for-use						3,800	5,100
Restaurant impairment charges	$ 1,800	$ 2,000	$ 7,200	3,300	$ 1,900	10,930	5,190	$ 10,651
Chili's Restaurants [Member]
Fair Value Disclosures [Line Items]
Number of underperforming restaurants | restaurant			9
Restaurant impairment charges			$ 7,200
Liquor Licenses [Member]
Fair Value Disclosures [Line Items]
Carrying value of impaired long lived assets							$ 1,300
Number of impaired indefinite-lived assets | Asset							6
Fair value of indefinite lived asset				$ 1,200			$ 1,200
Impairment of intangible assets, indefinite-lived (excluding goodwill)						$ 0	$ 100